UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form  13F  File  Number:  28-5227
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2392
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   8/13/2002
--------------------                   ------------                   ---------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           33
                                              -----------

Form  13F  Information  Table  Value  Total:  $   252,978
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Advanced Auto Parts Inc        COM              00751Y106    15748  288900 SH       SOLE             288900      0    0
Bristol Myers Squibb Co        COM              110122108     1285   50000 SH       SOLE              50000      0    0
Callaway Golf Co               COM              131193104    13407  846400 SH       SOLE             846400      0    0
Centerpulse Ltd                SPONSORED ADR    152005104     1471   88900 SH       SOLE              88900      0    0
Chiquita Brands Intl Inc       COM              170032106    13827  772000 SH       SOLE             772000      0    0
CP Holders                     DEP RCPTS CP     12616K106    27662  613614 SH       SOLE             613614      0    0
Dean Foods Co New              COM              242370104     6095  163400 SH       SOLE             163400      0    0
Del Monte Foods Co             COM              24522P103     4919  416900 SH       SOLE             416900      0    0
El Paso Corp                   COM              28336L109     4843  235000 SH       SOLE             235000      0    0
Fairmont Hotels Resorts Inc    COM              305204109     4619  179175 SH       SOLE             179175      0    0
Foot Locker Inc                COM              344849104     9453  654200 SH       SOLE             654200      0    0
Four Seasons Hotel Inc         PUT              35100E954      120    1000     PUT  SOLE               1000      0    0
Gart Sports Co                 COM              366630101     3165  112500 SH       SOLE             112500      0    0
Laboratory Corp Amer Hldgs     COM NEW          50540R409     7761  170000 SH       SOLE             170000      0    0
Lauder Estee Cos Inc           CL A             518439104     5702  162000 SH       SOLE             162000      0    0
Limited Inc                    COM              532716107    20729  973200 SH       SOLE             973200      0    0
Metris Cos Inc                 COM              591598107     1243  149600 SH       SOLE             149600      0    0
Northrop Grumman Corp          COM              666807102     3125   25000 SH       SOLE              25000      0    0
PG&E Corp                      COM              69331C108     1635   91400 SH       SOLE              91400      0    0
Pharmacia Corp                 COM              71713U102     3745  100000 SH       SOLE             100000      0    0
Prudential Finl Inc            COM              744320102    30478  913600 SH       SOLE             913600      0    0
RadioShack Corp                COM              750438103     2390   79500 SH       SOLE              79500      0    0
Raytheon Co                    COM NEW          755111507     4890  120000 SH       SOLE             120000      0    0
Reebok Intl Ltd                COM              758110100     6425  217800 SH       SOLE             217800      0    0
Skechers USA Inc               CL A             830566105     2394  110800 SH       SOLE             110800      0    0
Talbots Inc                    COM              874161102     7214  206100 SH       SOLE             206100      0    0
Terex Corp New                 COM              880779103    13620  605600 SH       SOLE             605600      0    0
Toys R Us Inc                  COM              892335100     5154  295000 SH       SOLE             295000      0    0
United Defense Inds Inc        COM              91018B104    12942  562700 SH       SOLE             562700      0    0
UnitedGlobalCom Inc            CL A             913247508      967  351464 SH       SOLE             351464      0    0
Universal Hlth Svcs Inc        CL B             913903100    11025  225000 SH       SOLE             225000      0    0
Vans Inc                       COM              921930103      289   35600 SH       SOLE              35600      0    0
Waddell & Reed Finl Inc        CL A             930059100     4636  202258 SH       SOLE             202258      0    0